Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 23, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 23, 2015 shares	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted			445,000
Share based compensation | $		$ 2,049	$ 907	$ 613
Total compensation cost related to non-vested awards | $		2,043
Unvested Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners capital accrued distributions to unvested units | $		372
Partnerships Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit / Shared authorized						235,714	114,286	71,429
Partnerships Omnibus Incentive Compensation Plan Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted					34,286
Number of annual installments					3
Vesting date of remaining awards					December 31, 2018
Partnerships Omnibus Incentive Compensation Plan Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted					87,143
Number of annual installments					3
Vesting date of remaining awards					December 31, 2018
The 2019 Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit / Shared authorized	740,000
The 2019 Amended Plan Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	445,000
Number of annual installments	3
Vesting date of remaining awards	December 31, 2021
Grant-date fair value | $ / shares | $ / shares	$ 11.23
Fair value of the vested common units | $		$ 261
Price per common unit | $ / shares		$ 8.12